                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED NOVEMBER 17, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

        MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
    EQUITY FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER
     REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING
     MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND


The "FUND OPERATING EXPENSES" section in the Prospectus with respect to the Munder NetNet Fund is hereby deleted and supplemented as follows:

                                                  NETNET FUND
                                   ------------------------------------------
ANNUAL FUND OPERATING EXPENSES     CLASS A        CLASS B        CLASS C
(AS A % OF AVERAGE NET ASSETS)     SHARES         SHARES         SHARES
-----------------------------     -------        -------        -------

Advisory Fees.................     1.00%          1.00%          1.00%
12b-1 Fees....................      .25%          1.00%          1.00%
Other Expenses................     1.31%**         .31%**         .31%**
                                   -------        -------        -------
Total Fund Operating Expenses.     1.56%**        2.31%**        2.31%**
                                   -------        -------        -------
                                   -------        -------        -------

_________
**The Advisor has voluntarily reimbursed the Fund for certain operating expenses. Without the reimbursements, total fund operating expenses would be 2.12%--Class A Shares, 2.60%--Class B Shares and 2.60%--Class C Shares.

The "EXAMPLE" section in the Prospectus with respect to the Munder NetNet Fund is hereby deleted and supplemented as follows:

                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                   NETNET FUND
                                      -------------------------------------
                                      CLASS A        CLASS B        CLASS C
                                      SHARES         SHARES         SHARES
                                      -------        -------        -------
1 YEAR
-    Redemption..............             $71            $75            $34
-    No Redemption...........             $71            $24            $24
3 YEARS
-    Redemption..............            $102           $105            $72
-    No Redemption...........            $102            $72            $72
5 YEARS
-    Redemption..............            $136           $147           $124
-    No Redemption...........            $136           $124           $124
10 YEARS
-    Redemption..............            $232           $266           $266
-    No Redemption...........            $232           $266           $266


                                    CDSC WAIVERS


Effective December 1, 1998, the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner

     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     -    involuntary redemptions made by the Fund

     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED NOVEMBER 17, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                              CLASS A AND B SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND


                                    CDSC WAIVERS

Effective December 1, 1998, the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares for:

     - redemptions made within one year after the death of a shareholder or registered joint owner

     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     -    involuntary redemptions made by the Fund

     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED NOVEMBER 17, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

              MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
    MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                                    CDSC WAIVERS

Effective December 1, 1998, the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of Class B Shares of the Money Market Fund which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner

     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     -    involuntary redemptions made by the Fund

     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED NOVEMBER 17, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND,
 MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER
           TAX-FREE BOND FUND AND MUNDER TAX-FREE INTERMEDIATE BOND FUND


                                    CDSC WAIVERS

Effective December 1, 1998, the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner

     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     -    involuntary redemptions made by the Fund

     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.